Employee Retirement Plans (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011
Employee Retirement Plans [Abstract]
Schedule of Net Benefit Costs [Table Text Block]
The following represents our net periodic pension cost:

	For the year ended December 31, 2011
	Canada plans	U.S. plan	U.K. plan	MCI plan	Consolidated
	(In millions)
Components of net periodic pension cost (benefit):
Service cost—benefits earned during the year	$18.8	$—	$—	—	$18.8
Interest cost on projected benefit obligation	72.4	—	108.1	—	180.5
Expected return on plan assets	(73.9)	—	(125.5)	—	(199.4)
Amortization of prior service cost	0.8	—	—	—	0.8
Amortization of net actuarial loss	9.4	—	10.8	—	20.2
Less expected participant contributions	(1.6)	—	—	—	(1.6)
Net periodic pension cost (benefit)	$25.9	$—	$(6.6)	$—	$19.3

	For the year ended December 25, 2010
	Canada plans	U.S. plan	U.K. plan	MCI plan	Consolidated
	(In millions)
Components of net periodic pension cost (benefit):
Service cost—benefits earned during the year	$17.4	$—	$—	$—	$17.4
Interest cost on projected benefit obligation	71.8	0.4	116.1	—	188.3
Expected return on plan assets	(70.1)	—	(109.8)	—	(179.9)
Amortization of prior service cost	0.8	(0.1)	—	—	0.7
Amortization of net actuarial loss	1.3	—	12.3	—	13.6
Curtailment loss	1.8	—	—	—	1.8
Less expected participant and National Insurance contributions	(2.0)	—	—	—	(2.0)
Net periodic pension cost (benefit)	$21.0	$0.3	$18.6	$—	$39.9

	For the year ended December 26, 2009
	Canada plans	U.S. plan	U.K. plan	MCI plan	Consolidated
	(In millions)
Components of net periodic pension cost (benefit):
Service cost—benefits earned during the year	$15.0	$—	$4.6	—	$19.6
Interest cost on projected benefit obligation	69.5	0.4	107.6	—	177.5
Expected return on plan assets	(68.3)	—	(122.3)	—	(190.6)
Amortization of prior service cost	0.7	—	—	—	0.7
Amortization of net actuarial loss	0.1	0.4	—	—	0.5
Special termination benefits	5.3	—	—	—	5.3
Less expected participant and National Insurance contributions	(1.9)	—	(0.5)	—	(2.4)
Net periodic pension cost	$20.4	$0.8	$(10.6)	$—	$10.6

Our net periodic postretirement benefit cost and changes in the projected benefit obligation of the postretirement benefit plans are as follows:

	For the year ended December 31, 2011
	Canada plans	U.S. plan	Consolidated
	(In millions)
Components of net periodic postretirement benefit cost:
Service cost—benefits earned during the period	$2.2	$0.2	$2.4
Interest cost on projected benefit obligation	7.6	0.1	7.7
Amortization of prior service gain	(3.8)	—	(3.8)
Amortization of net actuarial gain	(3.5)	0.1	(3.4)
Net periodic postretirement benefit cost	$2.5	$0.4	$2.9

	For the year ended December 25, 2010
	Canada plans	U.S. plan	Consolidated
	(In millions)
Components of net periodic postretirement benefit cost:
Service cost—benefits earned during the period	$2.4	$0.1	$2.5
Interest cost on projected benefit obligation	9.3	0.1	9.4
Amortization of prior service gain	(3.6)	—	(3.6)
Amortization of net actuarial gain	(0.1)	—	(0.1)
Net periodic postretirement benefit cost	$8.0	$0.2	$8.2

	For the year ended December 26, 2009
	Canada plans	U.S. plan	Consolidated
	(In millions)
Components of net periodic postretirement benefit cost:
Service cost—benefits earned during the period	$2.9	$0.1	$3.0
Interest cost on projected benefit obligation	9.3	0.1	9.4
Amortization of prior service cost	(2.5)	—	(2.5)
Amortization of net actuarial loss	(0.9)	—	(0.9)
Net periodic postretirement benefit cost	$8.8	$0.2	$9.0

Schedule of Changes in Projected Benefit Obligation Plan, Assets and Funded Status of Pension Plans [Table Text Block]

	As of December 25, 2010
	Underfunded				Overfunded
	Canada plans	U.S. plan	U.K. plan	Total	Canada plans	Consolidated
	(In millions)
Change in projected benefit obligation:
Prior year projected benefit obligation	$904.5	$7.4	$2,153.4	$3,065.3	$343.5	$3,408.8
Changes in current year (Underfunded)/Overfunded position	(209.7)	—	—	(209.7)	209.7	—
Service cost, net of expected employee contributions	9.8	—	—	9.8	5.8	15.6
Interest cost	40.7	0.4	116.1	157.2	31.0	188.2
Actual employee contributions	1.9	—	—	1.9	—	1.9
Special termination benefits	—	—	—	—	1.8	1.8
Actuarial loss (gain)	42.8	—	(94.2)	(51.4)	11.6	(39.8)
Benefits paid	(42.5)	—	(104.1)	(146.6)	(41.5)	(188.1)
Foreign currency exchange rate change	29.9	—	(70.3)	(40.4)	23.0	(17.4)
Projected benefit obligation at end of year	$777.4	$7.8	$2,000.9	$2,786.1	$584.9	$3,371.0
Actuarial present value of accumulated benefit obligation	$776.7	$7.8	$2,000.9	$2,785.4	$583.1	$3,368.5
Change in plan assets:
Prior year fair value of assets	$748.6	$—	$1,645.6	$2,394.2	$388.5	$2,782.7
Changes in current year (Underfunded)/Overfunded position	(205.3)	—	—	(205.3)	205.3	—
Actual return on plan assets	56.9	—	140.2	197.1	53.8	250.9
Employer contributions	60.1	—	198.9	259.0	25.4	284.4
Actual employee contributions	1.9	—	—	1.9	—	1.9
Benefits and plan expenses paid	(42.5)	—	(107.2)	(149.7)	(41.5)	(191.2)
Foreign currency exchange rate change	23.2	—	(56.4)	(33.2)	25.3	(7.9)
Fair value of plan assets at end of year	$642.9	$—	$1,821.1	$2,464.0	$656.8	$3,120.8
Funded status:
Projected benefit obligation at end of year	$(777.4)	$(7.8)	$(2,000.9)	$(2,786.1)	$(584.9)	$(3,371.0)
Fair value of plan assets at end of year	642.9	—	1,821.1	2,464.0	656.8	3,120.8
Funded status—(Underfunded)/Overfunded	(134.5)	(7.8)	(179.8)	(322.1)	71.9	(250.2)
Less: noncontrolling interests	—	—	—	—	—	—
Funded status after noncontrolling interests—(Underfunded)/Overfunded	$(134.5)	$(7.8)	$(179.8)	$(322.1)	$71.9	$(250.2)
Amounts recognized in the Consolidated Balance Sheet:
Other assets	$—	$—	$—	$—	$71.9	$71.9
Accrued expenses and other liabilities	(1.6)	—	—	(1.6)	—	(1.6)
Pension and postretirement benefits	(132.9)	(7.8)	(179.8)	(320.5)	—	(320.5)
Net amounts recognized	$(134.5)	$(7.8)	$(179.8)	$(322.1)	$71.9	$(250.2)
Amounts in Accumulated Other Comprehensive Loss (Income) not yet recognized as components of net periodic pension cost or (benefit), pre-tax:
Net actuarial loss (gain)	$149.2	$0.4	$608.8	$758.4	$23.9	$782.3
Net prior service cost	0.7	(0.2)	—	0.5	3.5	4.0
Total not yet recognized	$149.9	$0.2	$608.8	$758.9	$27.4	$786.3
The changes in the projected benefit obligation, plan assets and the funded status of the pension plans are as follows:

	As of December 31, 2011
	Underfunded					Overfunded
	Canada plans	U.S. plan	U.K. plan	MCI plan	Total	Canada plans	Consolidated
	(In millions)
Change in projected benefit obligation:
Prior year projected benefit obligation	$777.4	$7.8	$2,000.9	—	$2,786.1	$584.9	$3,371.0
Changes in current year (Underfunded)/Overfunded position	235.6	—	—	—	235.6	(235.6)	—
Service cost, net of expected employee contributions	14.7	—	—	—	14.7	2.6	17.3
Interest cost	54.8	—	108.1	—	162.9	17.6	180.5
Actual employee contributions	1.5	—	—	—	1.5	—	1.5
Actuarial loss (gain)	98.8	—	118.6	1.5	218.9	24.4	243.3
Benefits paid	(62.3)	—	(99.1)	—	(161.4)	(30.4)	(191.8)
Adjustment due to change in historical accounting	—	(7.8)	—	2.0	(5.8)	—	(5.8)
Foreign currency exchange rate change	(16.4)	—	8.9	0.3	(7.2)	(4.9)	(12.1)
Projected benefit obligation at end of year	$1,104.1	$—	$2,137.4	$3.8	$3,245.3	$358.6	$3,603.9
Actuarial present value of accumulated benefit obligation	$1,103.0	$—	$2,137.5	$3.1	$3,243.6	$357.7	$3,601.3
Change in plan assets:
Prior year fair value of assets	$642.9	$—	$1,821.1	—	$2,464.0	$656.8	$3,120.8
Changes in current year (Underfunded)/Overfunded position	242.0	—	—	—	242.0	(242.0)	—
Actual return on plan assets	45.0	—	111.9	—	156.9	50.2	207.1
Employer contributions	9.0	—	—	—	9.0	4.3	13.3
Actual employee contributions	1.5	—	—	—	1.5	—	1.5
Benefits and plan expenses paid	(62.3)	—	(105.5)	—	(167.8)	(30.4)	(198.2)
Foreign currency exchange rate change	(11.0)	—	11.5	—	0.5	(6.1)	(5.6)
Fair value of plan assets at end of year	$867.1	$—	$1,839.0	—	$2,706.1	$432.8	$3,138.9
Funded status:
Projected benefit obligation at end of year	$(1,104.1)	$—	$(2,137.4)	$(3.8)	$(3,245.3)	$(358.6)	$(3,603.9)
Fair value of plan assets at end of year	867.1	—	1,839.0	—	2,706.1	432.8	3,138.9
Funded status—(Underfunded)/Overfunded	(237.0)	—	(298.4)	(3.8)	(539.2)	74.2	(465.0)
Less: noncontrolling interests	—	—	—	—	—	—	—
Funded status after noncontrolling interests—(Underfunded)/Overfunded	$(237.0)	$—	$(298.4)	$(3.8)	$(539.2)	$74.2	$(465.0)
Amounts recognized in the Consolidated Balance Sheet:
Other assets	$—	$—	$—	$—	$—	$74.2	$74.2
Accrued expenses and other liabilities	(1.9)	—	—	(0.5)	(2.4)	—	(2.4)
Pension and postretirement benefits	(235.1)	—	(298.4)	(3.3)	(536.8)	—	(536.8)
Net amounts recognized	$(237.0)	$—	$(298.4)	(3.8)	$(539.2)	$74.2	$(465.0)
Amounts in Accumulated Other Comprehensive Loss (Income) not yet recognized as components of net periodic pension cost or (benefit), pre-tax:
Net actuarial loss (gain)	$295.9	$—	$731.2	$1.6	$1,028.7	$(29.4)	$999.3
Net prior service cost	3.7	—	—	—	3.7	—	3.7
Total not yet recognized	$299.6	$—	$731.2	$1.6	$1,032.4	$(29.4)	$1,003.0

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
Changes in plan assets and benefit obligations recognized in other comprehensive loss, pre-tax were as follows:

	Canada plans	U.S. plan	U.K. plan	MCI plan	Total
	(In millions)
Accumulated other comprehensive loss as of December 26, 2009	$175.4	$0.2	$740.9	$—	$916.5
Amortization of prior service costs	(0.8)	—	—	—	(0.8)
Amortization of net actuarial loss	(1.3)	—	(12.3)	—	(13.6)
Current year actuarial loss	6.0	—	(118.6)	—	(112.6)
Foreign currency exchange rate change	(2.0)	—	(1.2)	—	(3.2)
Accumulated other comprehensive loss as of December 25, 2010	$177.3	$0.2	$608.8	$—	$786.3
Amortization of prior service costs	(0.8)	—	—	—	(0.8)
Amortization of net actuarial loss	(9.4)	—	(10.8)	—	(20.2)
Current year actuarial loss (gain)	103.3	—	128.5	1.5	233.3
Adjustment due to change in historical accounting	—	(0.2)	—	—	(0.2)
Foreign currency exchange rate change	(0.2)	—	4.7	0.1	4.6
Accumulated other comprehensive loss as of December 31, 2011	$270.2	$—	$731.2	$1.6	$1,003.0

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year [Table Text Block]
Amortization Amounts Expected to be Recognized in Net Periodic Pension Cost During Fiscal Year 2012 , pre-tax:

Amount
(In millions)
Amortization of net prior service cost	$0.8
Amortization of actuarial net loss	$38.5

Schedule of Assumptions Used [Table Text Block]
Pension expense is actuarially calculated annually based on data available at the beginning of each year. Assumptions used in the calculation include the settlement discount rate selected and disclosed at the end of the previous year as well as other assumptions detailed in the table below.

	For the years ended
	December 31, 2011				December 25, 2010
	Canada plans	U.S. plan	U.K. plan	MCI plan	Canada plans	U.S. plan	U.K. plan	MCI plan
Weighted average assumptions:
Settlement discount rate(1)	4.56%	N/A	4.65%	1.30%	5.28%	3.60%	5.35%	N/A
Rate of compensation increase(2)	2.50%	N/A	N/A	2.00%	3.00%	N/A	N/A	N/A
Expected return on plan assets	4.62%	N/A	6.25%	N/A	5.50%	N/A	6.65%	N/A

(1)	Rate utilized at year-end for the following year's pension expense and related balance sheet amounts at current year- end.

(2)	U.K. plan was closed to future accrual during 2009.

Schedule of Defined Benefit Plan, Assets Target and Actual Allocations [Table Text Block]
The following compares target asset allocation percentages with actual asset allocations at December 31, 2011:

	Canada plans assets		U.K. plan assets
	Target allocations	Actual allocations	Target allocations	Actual allocations
Equities	33.4%	31.5%	30.0%	26.6%
Fixed income	66.6%	67.8%	40.0%	46.1%
Hedge funds	0.0%	0.0%	16.0%	17.4%
Real estate	0.0%	0.0%	7.0%	4.6%
Other	0.0%	0.7%	7.0%	5.3%

Schedule of Fair Value of Plan Assets by Measurement [Table Text Block]
The following presents our fair value hierarchy for our defined benefit pension plan assets by location.

		Fair value measurements as of December 31, 2011
	Total at December 31, 2011	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Canada
Cash and cash equivalents
Cash	49.4	$49.4	$—	$—
Trades awaiting settlement	1.1	1.1	—	—
Bank deposits, short-term bills and notes	41.7	0.5	41.2	—
Debt

Government securities	699.2	—	699.2	—
Corporate debt securities	97.0	—	97.0	—
Collateralized debt securities	2.6	—	—	2.6
Other debt securities	0.1	—	0.1	—
Equities
Common stock	95.8	95.8	—	—
Other equity securities	2.8	2.8	—	—
Investment funds
Equity funds	309.8	—	309.8	—
Other
Recoverable taxes	—	—	—	—
Venture capital	0.4	—	—	0.4
Total—Canada	1,299.9	149.6	1,147.3	3.0
U.K.
Cash and cash equivalents
Cash	25.6	25.6	—	—
Trades awaiting settlement	(7.5)	(7.5)	—	—
Bank deposits, short-term bills and notes	20.5	—	20.5	—
Debt
Government securities	152.1	—	152.1	—
Corporate debt securities	434.4	—	434.4	—
Interest and inflation linked assets	212.1	—	213.3	(1.2)
Collateralized debt securities	3.2	—	—	3.2
Equities
Common stock	392.5	390.6	—	1.9
Other equity securities	4.8	4.8	—	—
Investment funds
Debt funds	201.8	—	123.6	78.2
Equity funds	79.7	—	79.7	—
Real estate funds	61.9	—	—	61.9
Hedge funds of funds	321.3	—	153.2	168.1
Other
Repurchase agreements	(66.6)	(66.6)	—	—
Credit default swaps	(14.5)	—	(14.5)	—
Private equity	19.8	—	—	19.8
Recoverable taxes	0.5	0.5	—	—
Total—U.K.	1,841.6	347.4	1,162.3	331.9
Total	$3,141.5	$497.0	$2,309.6	$334.9

		Fair value measurements as of December 25, 2010
	Total at December 25, 2010	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Canada
Cash and cash equivalents
Cash	$51.8	$51.8	$—	$—
Trades awaiting settlement	—
Bank deposits, short-term bills and notes	64.0	1.5	62.5	—
Debt
Government securities	658.6	—	658.6	—
Corporate debt securities	93.3	—	93.3	—
Collateralized debt securities	5.0	—	—	5.0
Other debt securities	0.2	—	0.2	—
Equities
Common stock	88.3	88.3	—	—
Other equity securities	2.0	2.0	—	—
Investment funds
Equity funds	335.7	—	335.7	—
Other
Recoverable taxes	0.2	0.2	—	—
Venture capital	0.6	—	—	0.6
Total—Canada	1,299.7	143.8	1,150.3	5.6
U.K.
Cash and cash equivalents
Cash	161.3	161.3	—	—
Trades awaiting settlement	(8.4)	(8.4)	—	—
Bank deposits, short-term bills and notes	34.2	—	34.2	—
Debt
Government securities	75.4	—	75.4	—
Corporate debt securities	371.0	—	369.5	1.5
Interest and inflation linked assets	238.5	—	231.6	6.9
Collateralized debt securities	4.6	—	—	4.6
Equities
Common stock	487.3	487.3	—	—
Other equity securities	10.1	10.1	—	—
Investment funds
Debt funds	139.7	—	139.7	—
Equity funds	85.6	—	85.6	—
Real estate funds	72.7	—	6.9	65.8
Hedge funds of funds	253.2	—	120.2	133.0
Other
Repurchase agreements	(101.5)	(101.5)	—	—
Credit default swaps	(3.2)	—	(3.2)	—
Recoverable taxes	0.6	0.6	—	—
Total—U.K.	1,821.1	549.4	1,059.9	211.8
Total	$3,120.8	$693.2	$2,210.2	$217.4
F

Schedule of Effect of Significant Unobservable Inputs Changes in Defined Benefit Pension Plan Assets [Table Text Block]
The following presents our Level 3 Rollforward for our defined pension plan assets by location.

	Canada	U.K.	Total
Balance at December 26, 2009	$7.0	$211.4	$218.4
Total gain or loss (realized/unrealized):
Realized loss	—	(0.7)	(0.7)
Unrealized (loss)/gain included in AOCI	(0.3)	18.8	18.5
Purchases, issuances, settlements	(1.4)	(8.4)	(9.8)
Transfers in/(out) of Level 3	—	(2.4)	(2.4)
Foreign exchange translation (loss)/gain	0.3	(6.9)	(6.6)
Balance at December 25, 2010	5.6	211.8	217.4
Total gain or loss (realized/unrealized):
Realized loss	—	(7.5)	(7.5)
Unrealized (loss)/gain included in AOCI	(0.2)	(7.0)	(7.2)
Purchases, issuances, settlements	(2.4)	141.1	138.7
Transfers in/(out) of Level 3	—	(4.1)	(4.1)
Foreign exchange translation loss	—	(2.4)	(2.4)
Balance at December 31, 2011	$3.0	$331.9	$334.9

Schedule of Expected Benefit Payments [Table Text Block]
Information about expected cash flows, based on foreign exchange rates at December 31, 2011, for the consolidated retirement plans follows:

Expected benefit payments	Amount
(In millions)
2012	$189.4
2013	$194.0
2014	$199.0
2015	$203.5
2016	$207.6
2017-2022	$1,175.7

Schedule of Fair Value Measusement of Corporate Invested Plan Assets [Table Text Block]
The following presents our fair value hierarchy for our corporate invested plan assets used in the aforementioned "Rabbi Trust" arrangements.

		Fair value measurements as of December 31, 2011
	Total at December 31, 2011	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Corporate
Equities
Mutual funds	$2.4	$2.4	$—	$—
Total—Corporate	$2.4	$2.4	$—	$—

		Fair value measurements as of December 25, 2010
	Total at December 25, 2010	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Corporate
Equities
Mutual funds	$1.9	$1.9	$—	$—
Total—Corporate	$1.9	$1.9	$—	$—